Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net operating loss carry forwards, federal					$ 20,446,000	$ 20,446,000	$ 14,290,000
Net operating loss carry forwards, state					14,644,000	14,644,000	9,412,000
Valuation allowance						$ 2,244,084	$ 2,843,241
Statutory tax rate						21.00%	21.00%
Larkspur Health Acquisition Corp [Member]
Federal and state operating loss carryovers					158,358	$ 158,358
Change in the valuation allowance					$ 49,406
Statutory tax rate	0.00%	0.00%	0.00%	0.00%	21.00%